Share-Based Compensation - Summary of Classification of Stock-based Compensation in Consolidated Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expense from share-based payment transactions with employees	$ (18,668)	$ (19,206)	$ (18,049)
Subscription cost
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expense from share-based payment transactions with employees	(209)	29	(205)
Services cost
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expense from share-based payment transactions with employees	(461)	(972)	(459)
General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expense from share-based payment transactions with employees	(8,902)	(8,117)	(5,855)
Sales and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expense from share-based payment transactions with employees	(4,174)	(4,642)	(4,277)
Research and Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expense from share-based payment transactions with employees	$ (4,922)	$ (5,504)	$ (7,253)